Pension and Other Employee Benefits - Additional Information (Detail) - PHP (₱) ₱ / shares in Units, shares in Millions				1 Months Ended	12 Months Ended
	May 30, 2015	Jan. 25, 2013	May 08, 2012	Feb. 28, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	Oct. 26, 2012
Disclosure Of Defined Benefit Plans [Line Items]
Actual gain on plan assets					₱ 224,000,000	₱ 918,000,000	₱ 3,766,000,000
Expected contribution in 2026 to the defined benefit plan					₱ 4,665,000,000
Average duration of the defined benefit obligation					12 years 8 months 12 days
VIU calculations derived from cash flow projections					The VIU calculations were derived from cash flow projections over a period of five years based on the 2026 financial budgets approved by MediaQuest’s Board of Directors and calculated terminal value
Percentage of Economic Interest	70.00%			100.00%
Carrying value of investments in associates				₱ 1,664,000,000	₱ 19,151,000,000	18,981,000,000
Direct Subscription In Shares Of Stocks					20,000,000
Unpaid Subscription in Unlisted Equity Investments					32,000,000
Cumulative Change In Fair Market Value Of Investment					654,000,000	₱ 603,000,000
Mutual fund investment					₱ 306,000,000
Debt and fixed income securities					2.00%	2.00%
Change in fair value of plan assets					₱ 0	₱ 0
Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation					10 years
Fixed Income Securities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage					68.00%
Equity Securities 1 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage					32.00%
Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Actual gain on plan assets					₱ 302,000,000	318,000,000	(257,000,000)
Expected contribution in 2026 to the defined benefit plan					309,000,000
Smart and Subsidiaries [Member] | PLDT Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans					₱ 72,000,000	₱ 38,000,000
Unlisted Preferred Shares [member]
Disclosure Of Defined Benefit Plans [Line Items]
Subscription price per share					₱ 10	₱ 10
Unlisted preferred shares					300	300
Subscription payable					₱ 2,640,000,000	₱ 2,640,000,000
Dividend rate					13.50%	13.50%
Dividends earned					₱ 49,000,000	₱ 49,000,000	49,000,000
Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Loans receivable aggregate amount					103,000,000
MediaQuest PDRs [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest			40.00%
Carrying value of investments in associates					₱ 8,706,000,000	₱ 9,186,000,000
Satventures Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest		40.00%
Carrying value of investments in associates		₱ 3,600,000,000
Cignal TV Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest			40.00%		36.00%	100.00%
Carrying value of investments in associates			₱ 6,000,000,000
Hastings Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest	70.00%				36.00%	100.00%
Carrying value of investments in associates	₱ 3,250,000,000
Tahanan Mutual Building and Loan Association, Inc [member]
Disclosure Of Defined Benefit Plans [Line Items]
Carrying value of investments in associates					₱ 119,000,000
Deed of pledge					99,000,000
BTF Holdings, Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Voting Preferred Stock									₱ 150,000,000
Subscription price per share									₱ 1
Total Subscription Price								₱ 2,480,000,000	₱ 150,000,000
Dividend income					10,000,000	₱ 10,000,000	10,000,000
Dividends received					2,000,000	2,000,000
Parent [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Shares of stocks sold to third party					3,000,000	₱ 3,000,000	₱ 3,000,000
First Pacific [Member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Investment in corporate bonds					140,000,000
International Container Terminal Services, Inc. [Member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Investment in corporate bonds					₱ 74,000,000
Bottom of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Pre-tax discount rates applied to cash flow projections					11.15%
Growth rate of cash flows beyond the projection of three years					0.00%
Percentage of contribution to plan by employer					5.00%
Debt and fixed income securities					10.00%
Bottom of range [member] | Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned					2.38%
Bottom of range [member] | Smart and Subsidiaries [Member] | Debt and Fixed Income Securities [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned					3.36%
Bottom of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates					3.36%
Bottom of range [member] | Debt Securities [Member] | Retail Treasury Bonds and FXTN [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates					3.90%
Top of range [member]
Disclosure Of Defined Benefit Plans [Line Items]
Pre-tax discount rates applied to cash flow projections					11.36%
Growth rate of cash flows beyond the projection of three years					4.89%
Percentage of contribution to plan by employer					10.00%
Percentage of contribution to plan by employee					10.00%
Debt and fixed income securities					50.00%
Top of range [member] | Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned					9.50%
Top of range [member] | Smart and Subsidiaries [Member] | Debt and Fixed Income Securities [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned					10.25%
Top of range [member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates					7.53%
Top of range [member] | Debt Securities [Member] | Retail Treasury Bonds and FXTN [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates					4.80%